Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 87,701
Balance at end of period	$ 93,334	$ 84,898	$ 93,334	$ 84,898
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,810.0	1,832.8	1,812.5	1,830.4
Proceeds from shares issued on exercise of stock options, Number of shares	0.2	0.5	1.0	1.0
Shares issued as a result of dividend reinvestment plan, Number of shares	1.3	1.3	2.2	2.7
Shares issued in connection with acquisitions				5.0
Purchase of shares for cancellation and other, Number of Shares	(7.8)	(5.5)	(12.0)	(10.0)
Ending balance, Number of shares	1,803.7	1,829.1	1,803.7	1,829.1
Balance at beginning of period	$ 21,773	$ 21,661	$ 21,713	$ 21,221
Proceeds from shares issued on exercise of stock options, Amount	12	24	53	52
Shares issued as a result of dividend reinvestment plan	74	98	143	197
Shares issued in connection with acquisitions, Amount				366
Purchase of shares for cancellation and other, Amount	(93)	(65)	(143)	(118)
Balance at end of period	$ 21,766	$ 21,718	$ 21,766	$ 21,718